787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

April 28, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust

Post-Effective Amendment No. 95 under the Securities Act of 1933 and Amendment No. 96 under the Investment Company Act of 1940 to

Registration Statement on Form N-1A

(File No. 33-52742 and File No. 811-7238)

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 95 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of bringing the financial statements contained in the Registration Statement and other information up-to-date, to make other non-material changes and to reflect changes made in response to comments provided via telephone to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on March 28, 2017, regarding Post-Effective Amendment No. 91 to the Registrant’s Registration Statement filed pursuant to Rule 485(a) under the 1933 Act on February 10, 2017.

The Registrant responded to Staff comments in a separate letter. The Amendment will become effective immediately. We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC

Thomas D. Peeney, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher, LLP